Summary of Significant Accounting Policies - Schedule Of Operating Lease In Its Unaudited Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating lease ROU assets	¥ 133,383	$ 20,931	¥ 209,339
Operating lease liabilities, current portion	¥ 96,160	$ 15,090	¥ 112,094
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current
Other liabilities [Member]
Operating lease liabilities, non-current portion	¥ 28,619	$ 4,492	¥ 90,614